UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Funds Investor Services

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2016

WESTERN ASSET

CORE PLUS VIT PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar-weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Plus VIT Portfolio for the six-month reporting period ended June 30, 2016. Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

II	Western Asset Core Plus VIT Portfolio

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.9%. First quarter 2016 GDP growth then decelerated to 0.8%. The U.S. Department of Commerce’s initial reading for second quarter 2016 GDP growth — released after the reporting period ended — was 1.2%. The improvement in GDP growth in the second quarter reflected an acceleration in personal consumption expenditures (“PCE”), an upturn in exports and smaller decreases in nonresidential fixed investment and in federal government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended in June 2016, unemployment was 4.9%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed also declined over the period. In June 2016, 25.8% of Americans looking for a job had been out of work for more than six months, versus 26.9% when the period began.

Western Asset Core Plus VIT Portfolio	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation…. The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016, April 27, 2016, June 15, 2016 and July 27, 2016 (after the reporting period ended), the Fed kept rates on hold.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2016?

A. Both short- and long-term Treasury yields moved sharply lower during the six months ended June 30, 2016. Two-year Treasury yields fell from a peak of 1.06% at the beginning of the period to a low of 0.58% at the end of the period. Ten-year Treasury yields began the reporting period at a peak of 2.27% and ended the period at 1.49%. Their low of 1.46% occurred on June 27 and June 28, 2016.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive results during the reporting period. Performance fluctuated with investor sentiment given signs of moderating global growth, shifting expectations for future Fed monetary policy, the U.K. referendum to leave the European Union (“Brexit”) and several geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexiv, gained 5.31% during the six months ended June 30, 2016. Higher risk segments of the market generated the best returns during the reporting period.

Q. How did the high-yield bond market perform over the six months ended June 30, 2016?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexv, gained 9.06% for the six months ended June 30, 2016. The high-yield market was weak during the first month of the reporting period due to falling oil prices and poor investor demand. After stabilizing in February 2016, the high-yield market rallied sharply over the last four months of the reporting period. This turnaround occurred as oil prices rebounded and the Fed reduced its expectations for rate hikes in 2016.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi gained 10.90% during the six months ended June 30, 2016. The asset class declined during the first month of the reporting period given concerns over economic growth in

IV	Western Asset Core Plus VIT Portfolio

China, falling commodity prices and expectations for future Fed rate hikes. While there were periods of weakness, the asset class rallied sharply over the last five months of the reporting period as a whole. This turnaround was driven by rising oil prices, accommodative global monetary policy and solid investor demand.

Performance review

For the six months ended June 30, 2016, Class I shares of Western Asset Core Plus VIT Portfolio1 returned 6.25%. The Portfolio’s unmanaged benchmark, the Barclays U.S. Aggregate Index, returned 5.31%, for the same period. The Lipper Variable Core Plus Bond Funds Category Average2 returned 4.83% over the same time frame.

Performance Snapshot as of June 30, 2016 (unaudited)
6 months
Western Asset Core Plus VIT Portfolio[1]:
Class I	6.25%
Class II	5.89%
Barclays U.S. Aggregate Index	5.31%
Lipper Variable Core Plus Bond Funds Category Average[2]	4.83%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended June 30, 2016 for Class I and Class II shares were 2.62% and 2.37%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Portfolio’s investments over a 30-day period and not on the dividends paid by the Portfolio, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2016, the gross total annual operating expense ratios for Class I and Class II shares were 0.61% and 0.76%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.54% for Class I shares and 0.79% for Class II shares. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to the

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 43 funds in the Portfolio’s Lipper category.

Western Asset Core Plus VIT Portfolio	V

Investment commentary (cont’d)

class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

RISKS: Investments in fixed income securities involve a variety of risks, including interest rate, credit, inflation and reinvestment risks. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High-yield bonds, commonly known as “junk bonds,” are rated below investment grade and carry more risk than higher-rated securities. Asset-backed, mortgaged-backed or mortgage-related securities are subject to prepayment and extension risks. Non-U.S. investments are subject to special risks including currency fluctuations, and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Portfolio may use derivatives, such as options, futures, and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. The use of leverage may increase volatility and possibility of loss. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks, and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Fed) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

vi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

VI	Western Asset Core Plus VIT Portfolio

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2016 and December 31, 2015 and does not include derivatives such as swap contracts, forward foreign currency contracts, futures contracts and written options. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.
‡	Effective April 15, 2015, the Portfolio’s investment objective, 80% investment policy and principal investment strategies were changed.
*	Represents less than 0.1%.

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	1

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2016 and held for the six months ended June 30, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	6.25%	$1,000.00	$1,062.50	0.50%	$2.56	Class I	5.00%	$1,000.00	$1,022.38	0.50%	$2.51
Class II	5.89	1,000.00	1,058.90	0.75	3.84	Class II	5.00	1,000.00	1,021.13	0.75	3.77

2	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

[1]	For the six months ended June 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2016

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Portfolio’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays U.S. Aggregate Index
ABS	— Asset-Backed Securities
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Core Plus VIT	— Western Asset Core Plus VIT Portfolio

4	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2016

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Portfolio’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Barclays U.S. Aggregate Index
ABS	— Asset-Backed Securities
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Core Plus VIT	— Western Asset Core Plus VIT Portfolio

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2016

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 29.5%
Consumer Discretionary — 3.2%
Auto Components — 0.1%
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	240,000	$245,100
Automobiles — 0.8%
Ford Motor Co., Senior Notes	4.750%	1/15/43	1,100,000	1,168,808
Ford Motor Credit Co., LLC, Senior Notes	3.200%	1/15/21	540,000	556,830
General Motors Co., Senior Notes	5.200%	4/1/45	560,000	556,861
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	1,390,000	1,468,509
Total Automobiles				3,751,008
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	500,000	519,845	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	337,981	337,981	(a)(b)(c)(d)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	500,000	517,857
McDonald’s Corp., Senior Notes	3.700%	1/30/26	380,000	411,383
NCL Corp. Ltd., Senior Notes	5.250%	11/15/19	500,000	507,500	(a)
Total Hotels, Restaurants & Leisure				2,294,566
Household Durables — 0.2%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	220,000	229,440
Newell Brands Inc., Senior Notes	3.850%	4/1/23	250,000	265,553
Newell Brands Inc., Senior Notes	4.200%	4/1/26	190,000	206,213
Toll Brothers Finance Corp., Senior Notes	6.750%	11/1/19	50,000	56,500
Total Household Durables				757,706
Internet & Catalog Retail — 0.1%
Netflix Inc., Senior Bonds	5.875%	2/15/25	500,000	526,875
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	4/1/24	50,000	52,000	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	10,000	10,761	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	50,000	54,763	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	10,000	11,876	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	440,000	527,245	(a)
Comcast Corp., Senior Notes	3.375%	8/15/25	360,000	389,442

See Notes to Financial Statements.

6	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Comcast Corp., Senior Notes	6.950%	8/15/37	800,000	$1,152,889
DISH DBS Corp., Senior Notes	7.875%	9/1/19	250,000	276,250
DISH DBS Corp., Senior Notes	5.125%	5/1/20	250,000	254,844
MediaNews Group Inc.	12.000%	12/31/18	123,000	123,000	(d)
Numericable-SFR SA, Senior Secured Bonds	6.000%	5/15/22	300,000	292,875	(a)
Numericable-SFR SA, Senior Secured Notes	7.375%	5/1/26	400,000	396,000	(a)
Time Warner Cable Inc., Debentures	7.300%	7/1/38	30,000	37,681
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	1,050,000	1,147,228
Time Warner Inc., Senior Debentures	7.700%	5/1/32	520,000	727,845
Time Warner Inc., Senior Notes	4.750%	3/29/21	60,000	67,474
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	500,000	492,500	(a)
Total Media				6,014,673
Multiline Retail — 0.1%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	500,000	533,750	(a)
Specialty Retail — 0.0%
L Brands Inc., Senior Notes	5.625%	10/15/23	130,000	140,725
Total Consumer Discretionary				14,264,403
Consumer Staples — 3.4%
Beverages — 1.6%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	390,000	404,863
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	570,000	601,459
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	2,270,000	2,436,552
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	1,920,000	2,259,243
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	800,000	815,022
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	200,000	191,500	(a)
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	500,000	528,750
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	150,000	179,515	(a)
Total Beverages				7,416,904
Food & Staples Retailing — 0.6%
CVS Health Corp., Senior Notes	2.750%	12/1/22	200,000	206,635
CVS Health Corp., Senior Notes	3.875%	7/20/25	700,000	771,430
CVS Health Corp., Senior Notes	5.125%	7/20/45	920,000	1,146,009
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	360,000	370,312
Total Food & Staples Retailing				2,494,386
Food Products — 0.2%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	30,000	32,928	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	210,000	228,755	(a)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — continued
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	40,000	$46,021	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	330,000	392,332	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	90,000	98,587
Total Food Products				798,623
Tobacco — 1.0%
Altria Group Inc., Senior Notes	2.850%	8/9/22	210,000	220,268
Altria Group Inc., Senior Notes	9.950%	11/10/38	650,000	1,172,861
Altria Group Inc., Senior Notes	10.200%	2/6/39	300,000	557,650
Altria Group Inc., Senior Notes	5.375%	1/31/44	60,000	77,233
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	90,000	95,142
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	60,000	67,693
Reynolds American Inc., Senior Notes	3.250%	6/12/20	22,000	23,277
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,750,000	2,244,723
Total Tobacco				4,458,847
Total Consumer Staples				15,168,760
Energy — 4.4%
Energy Equipment & Services — 0.2%
Ensco PLC, Senior Notes	4.700%	3/15/21	160,000	133,147
Halliburton Co., Senior Bonds	3.800%	11/15/25	470,000	491,836
Halliburton Co., Senior Notes	4.850%	11/15/35	50,000	54,313
Halliburton Co., Senior Notes	5.000%	11/15/45	20,000	22,085
Pride International Inc., Senior Notes	8.500%	6/15/19	130,000	132,438
Pride International Inc., Senior Notes	6.875%	8/15/20	50,000	47,783
Total Energy Equipment & Services				881,602
Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	150,000	159,257
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	300,000	337,421
Apache Corp., Senior Notes	5.100%	9/1/40	480,000	501,661
Apache Corp., Senior Notes	4.250%	1/15/44	30,000	29,157
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	950,000	1,001,195
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	270,000	183,600
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	320,000	208,000
Chevron Corp., Senior Notes	2.954%	5/16/26	540,000	558,764
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	940,000	954,048
Concho Resources Inc., Senior Notes	5.500%	4/1/23	200,000	201,500
Devon Energy Corp., Senior Notes	3.250%	5/15/22	160,000	155,372
Devon Energy Corp., Senior Notes	5.850%	12/15/25	440,000	486,230
Devon Energy Corp., Senior Notes	5.600%	7/15/41	30,000	29,081

See Notes to Financial Statements.

8	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	5.000%	6/15/45	690,000	$646,057
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	100,000	116,639
Ecopetrol SA, Senior Notes	5.375%	6/26/26	300,000	292,500
Ecopetrol SA, Senior Notes	5.875%	5/28/45	500,000	437,000
EOG Resources Inc., Senior Notes	4.150%	1/15/26	170,000	186,472
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	430,000	457,012
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	120,000	135,698
Kerr-McGee Corp., Notes	6.950%	7/1/24	650,000	752,723
Kerr-McGee Corp., Notes	7.875%	9/15/31	90,000	107,482
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	350,000	342,438
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	40,000	40,569
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	150,000	169,260
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	250,000	245,059
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	450,000	163,125	*(c)(e)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	530,000	151,050	(a)
Noble Energy Inc., Senior Notes	8.250%	3/1/19	120,000	137,521
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	170,000	155,975
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	310,000	327,354
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	300,000	335,369
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	1,790,000	1,644,026
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	300,000	244,410
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	90,000	68,850
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	800,000	828,800
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	250,000	280,125	(a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	500,000	505,000
QEP Resources Inc., Senior Notes	5.250%	5/1/23	320,000	296,000
Range Resources Corp., Senior Subordinated Notes	5.000%	3/15/23	490,000	461,825
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	200,000	191,500	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	290,000	289,275
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	290,000	302,643	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	240,000	258,596	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	250,000	254,321
Shell International Finance BV, Senior Notes	4.125%	5/11/35	40,000	43,221
Shell International Finance BV, Senior Notes	4.375%	5/11/45	780,000	848,937
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	200,000	202,491	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	550,000	595,266	(a)
SM Energy Co., Senior Notes	6.125%	11/15/22	340,000	314,075
SM Energy Co., Senior Notes	5.000%	1/15/24	20,000	17,200

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	520,000	$648,283	(a)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	450,000	486,000
WPX Energy Inc., Senior Notes	6.000%	1/15/22	10,000	9,350
WPX Energy Inc., Senior Notes	8.250%	8/1/23	10,000	10,075
Total Oil, Gas & Consumable Fuels				18,804,858
Total Energy				19,686,460
Financials — 10.4%
Banks — 7.5%
Bank of America Corp., Junior Subordinated Notes	5.200%	6/1/23	160,000	150,600	(f)(g)
Bank of America Corp., Senior Notes	2.600%	1/15/19	90,000	92,150
Bank of America Corp., Senior Notes	5.625%	7/1/20	1,300,000	1,463,873
Bank of America Corp., Senior Notes	3.300%	1/11/23	240,000	247,356
Bank of America Corp., Senior Notes	3.875%	8/1/25	1,880,000	1,998,149
Bank of America Corp., Senior Notes	3.500%	4/19/26	410,000	424,566
Bank of America Corp., Senior Notes	5.000%	1/21/44	20,000	23,225
Bank of America Corp., Senior Notes	4.875%	4/1/44	1,360,000	1,556,054
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	350,000	357,402
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,010,000	1,088,906
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	200,000	196,380	(f)(g)
BNP Paribas SA, Subordinated Notes	4.375%	9/28/25	260,000	264,148	(a)
CIT Group Inc., Senior Notes	5.000%	8/15/22	250,000	255,000
CIT Group Inc., Senior Notes	5.000%	8/1/23	500,000	505,000
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	150,000	149,423	(f)(g)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	270,000	264,263	(f)(g)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	57,892
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,460,000	1,611,071
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	110,000	115,229
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	120,000	122,648
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	230,000	237,455
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,260,000	2,333,190
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	70,000	75,866
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	655,000	783,544	(a)(f)(g)
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	1,050,000	1,108,957
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	810,000	908,374	(a)(f)(g)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,030,000	974,637	(f)(g)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	750,000	773,317
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	270,000	285,885
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	1,050,000	1,113,484

See Notes to Financial Statements.

10	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	530,000	$516,803	(f)(g)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	1,300,000	1,417,771
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	210,000	217,801
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	250,000	265,443
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	480,000	528,291
M&T Bank Corp., Junior Subordinated Bonds	6.875%	8/1/16	1,420,000	1,427,100	(g)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	340,000	346,516
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	2,500,000	2,441,660
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	100,000	112,127
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	900,000	922,798	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.875%	8/1/16	1,240,000	1,226,097	(f)(g)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	290,000	309,575	(f)(g)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	200,000	214,185
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,150,000	2,324,505
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,100,000	1,162,916
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	580,000	636,233
Total Banks				33,607,865
Capital Markets — 1.3%
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	450,000	498,051
Goldman Sachs Group Inc., Senior Notes	2.600%	4/23/20	800,000	814,033
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	300,000	338,925
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	400,000	424,836
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	650,000	669,080
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	129,864
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	400,000	414,268
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	900,000	1,113,587
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,210,000	1,267,170
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	10,000	10,443	(a)
Total Capital Markets				5,680,257
Consumer Finance — 0.1%
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	530,000	542,921
Diversified Financial Services — 0.7%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	30,000	30,975	(a)
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	202,000	208,222	(a)
GE Capital International Funding Co., Unlimited Co., Senior Notes	4.418%	11/15/35	212,000	238,253	(a)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	120,000	128,850

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Financial Services — continued
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	500,000		$593,035
Magnolia Finance X Ltd.	3.065%	12/3/20	1,223,788	GBP	1,608,802	(a)
Magnolia Finance X Ltd.	4.332%	12/3/20	368,131	GBP	483,949	(a)
Total Diversified Financial Services					3,292,086
Insurance — 0.5%
American International Group Inc., Senior Notes	3.750%	7/10/25	660,000		673,927
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	110,000		113,164
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	150,000		160,082
Chubb INA Holdings Inc., Senior Notes	4.350%	11/3/45	350,000		403,691
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	90,000		122,505	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	780,000		877,573	(a)
Total Insurance					2,350,942
Real Estate Investment Trusts (REITs) — 0.2%
CB Richard Ellis Services Inc., Senior Notes	5.250%	3/15/25	440,000		458,977
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	300,000		313,290	(a)
Total Real Estate Investment Trusts (REITs)					772,267
Thrifts & Mortgage Finance — 0.1%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	500,000		485,000	(a)
Total Financials					46,731,338
Health Care — 1.9%
Biotechnology — 0.5%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	330,000		346,424
Amgen Inc., Senior Bonds	4.663%	6/15/51	69,000		72,407	(a)
Celgene Corp., Senior Notes	3.875%	8/15/25	520,000		555,709
Celgene Corp., Senior Notes	5.000%	8/15/45	290,000		320,653
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	150,000		160,086
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	530,000		604,165
Total Biotechnology					2,059,444
Health Care Equipment & Supplies — 0.2%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	240,000		258,973
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	20,000		22,623
Medtronic Inc., Senior Notes	3.500%	3/15/25	780,000		851,260
Total Health Care Equipment & Supplies					1,132,856
Health Care Providers & Services — 0.7%
Aetna Inc., Senior Notes	2.400%	6/15/21	260,000		265,577
Aetna Inc., Senior Notes	2.800%	6/15/23	70,000		71,615

See Notes to Financial Statements.

12	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Aetna Inc., Senior Notes	3.200%	6/15/26	410,000	$422,695
Centene Corp., Senior Notes	4.750%	5/15/22	150,000	153,750
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	510,000	529,125	(a)
HCA Inc., Senior Bonds	5.375%	2/1/25	370,000	380,175
HCA Inc., Senior Notes	5.875%	2/15/26	40,000	41,600
HCA Inc., Senior Secured Notes	5.250%	6/15/26	420,000	437,063
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	290,000	298,642
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	310,000	340,500
Total Health Care Providers & Services				2,940,742
Pharmaceuticals — 0.5%
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	940,000	981,086
Mallinckrodt International Finance SA, Senior Notes	4.875%	4/15/20	800,000	776,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	360,000	311,400	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	260,000	209,300	(a)
Wyeth LLC, Notes	5.950%	4/1/37	150,000	200,119
Total Pharmaceuticals				2,477,905
Total Health Care				8,610,947
Industrials — 1.6%
Aerospace & Defense — 0.2%
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	30,000	31,665
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	480,000	522,438
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	70,000	78,394
United Technologies Corp., Senior Notes	4.500%	6/1/42	150,000	172,209
Total Aerospace & Defense				804,706
Airlines — 0.3%
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	165,026	172,246	(a)
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	166,332	193,486
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	85,272	88,790
Delta Air Lines Inc., Pass-Through Trust, Secured Notes	6.875%	5/7/19	139,839	151,201	(a)
United Airlines Inc., Pass-Through Certificates, Secured Bonds	5.375%	8/15/21	172,710	178,971
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.750%	4/11/22	317,249	320,422
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	171,170	171,812
Total Airlines				1,276,928
Commercial Services & Supplies — 0.2%
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	290,000	293,625
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	90,000	89,775

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
Waste Management Inc., Senior Notes	3.500%	5/15/24	50,000	$54,132
West Corp., Senior Notes	5.375%	7/15/22	530,000	494,887	(a)
West Corp., Senior Secured Notes	4.750%	7/15/21	10,000	9,900	(a)
Total Commercial Services & Supplies				942,319
Construction & Engineering — 0.1%
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	261,397	211,732	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	60,000	58,500	(a)
Total Construction & Engineering				270,232
Industrial Conglomerates — 0.7%
General Electric Co., Senior Notes	4.650%	10/17/21	72,000	82,511
General Electric Co., Senior Notes	5.875%	1/14/38	80,000	108,418
General Electric Co., Senior Notes	6.875%	1/10/39	2,041,000	3,087,043
General Electric Co., Subordinated Notes	5.300%	2/11/21	50,000	58,046
Total Industrial Conglomerates				3,336,018
Road & Rail — 0.1%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	500,000	500,000	(a)
Total Industrials				7,130,203
Information Technology — 0.8%
Communications Equipment — 0.1%
Harris Corp., Senior Notes	5.054%	4/27/45	200,000	227,747
IT Services — 0.3%
Visa Inc., Senior Notes	3.150%	12/14/25	860,000	920,540
Visa Inc., Senior Notes	4.300%	12/14/45	540,000	626,818
Total IT Services				1,547,358
Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp., Senior Notes	3.700%	7/29/25	230,000	255,755
Software — 0.0%
Activision Blizzard Inc., Senior Notes	6.125%	9/15/23	40,000	43,700	(a)
Technology Hardware, Storage & Peripherals — 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	670,000	686,827	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	670,000	690,362	(a)
Total Technology Hardware, Storage & Peripherals				1,377,189
Total Information Technology				3,451,749

See Notes to Financial Statements.

14	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Materials — 1.4%
Chemicals — 0.2%
Axiall Corp., Senior Notes	4.875%	5/15/23	80,000	$82,500
Eagle Spinco Inc., Senior Subordinated Notes	4.625%	2/15/21	270,000	277,425
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	130,000	130,650	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	158,437	138,632	(a)(b)
OCP SA, Senior Notes	4.500%	10/22/25	250,000	245,225	(a)
Total Chemicals				874,432
Construction Materials — 0.1%
American Builders & Contractors Supply Co. Inc., Senior Notes	5.750%	12/15/23	220,000	228,250	(a)
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.653%	12/15/19	260,000	261,625	(a)(f)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	250,000	263,750
Total Containers & Packaging				525,375
Metals & Mining — 1.0%
ArcelorMittal SA, Senior Bonds	6.125%	6/1/25	580,000	580,000
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	251,000	265,165
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	60,000	64,674
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	150,000	155,448
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	60,000	69,883
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	1,250,000	1,329,687	(a)(f)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	450,000	408,797
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	280,000	279,039	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	340,000	319,882	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	320,000	27,200	*(a)(c)(h)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	2,940	0	(a)(c)(d)(i)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	200,000	221,000	(a)(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	740,000	659,579
Steel Dynamics Inc., Senior Notes	6.375%	8/15/22	140,000	147,700
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	70,000	65,779
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	110,000	100,650
Total Metals & Mining				4,694,483
Paper & Forest Products — 0.0%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	50,000	53,388
Total Materials				6,375,928

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Telecommunication Services — 1.7%
Diversified Telecommunication Services — 1.3%
AT&T Inc., Senior Notes	3.400%	5/15/25	2,500,000	$2,562,025
AT&T Inc., Senior Notes	4.350%	6/15/45	90,000	87,560
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	530,000	556,482	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	690,000	804,822
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	150,000	192,000
Verizon Communications Inc., Senior Notes	6.000%	4/1/41	300,000	374,601
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	870,000	1,176,516
Total Diversified Telecommunication Services				5,754,006
Wireless Telecommunication Services — 0.4%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	300,000	295,686	(a)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	80,000	84,518
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	320,000	355,177
Sprint Communications Inc., Senior Notes	7.000%	3/1/20	480,000	504,955	(a)
Sprint Corp., Senior Notes	7.625%	2/15/25	500,000	398,125
Total Wireless Telecommunication Services				1,638,461
Total Telecommunication Services				7,392,467
Utilities — 0.7%
Electric Utilities — 0.6%
FirstEnergy Corp., Notes	7.375%	11/15/31	1,050,000	1,306,489
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	950,000	1,269,488
Total Electric Utilities				2,575,977
Gas Utilities — 0.0%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	130,000	144,472
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp., Senior Notes	5.500%	3/15/24	20,000	20,575
AES Corp., Senior Notes	5.500%	4/15/25	210,000	211,575
Calpine Corp., Senior Notes	5.250%	6/1/26	200,000	200,000	(a)
Total Independent Power and Renewable Electricity Producers				432,150
Total Utilities				3,152,599
Total Corporate Bonds & Notes (Cost — $126,970,947)				131,964,854

			Face Amount†/ Units
Asset-Backed Securities — 3.2%
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	250,000	240,625	(a)(d)
Conseco Financial Corp., 1997-7 M1	7.030%	7/15/28	288,707	279,818
GMAC Mortgage Corp. Loan Trust, 2004-VF1 A1	1.203%	2/25/31	651,881	647,406	(a)(f)

See Notes to Financial Statements.

16	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Keycorp Student Loan Trust, 2004-A 1A2	0.874%	10/27/42	1,719,951	$1,535,357	(f)
Nelnet Student Loan Trust, 2008-3 A4	2.312%	11/25/24	230,000	232,114	(f)
New Century Home Equity Loan Trust, 2004-3 M1	1.383%	11/25/34	1,788,914	1,600,144	(f)
OneMain Financial Issuance Trust, 2016-2A A	4.100%	3/20/28	2,150,000	2,219,545	(a)
Park Place Securities Inc., 2005-WHQ1 M6	1.623%	3/25/35	3,150,000	2,129,342	(f)
Residential Asset Securities Corp., 2005-KS12 M3	0.933%	1/25/36	1,740,000	1,233,837	(f)
SLM Student Loan Trust, 2008-4 A4	2.288%	7/25/22	410,000	410,565	(f)
SLM Student Loan Trust, 2008-5 A4	2.338%	7/25/23	210,989	211,226	(f)
SLM Student Loan Trust, 2008-8 A4	2.138%	4/25/23	1,150,000	1,149,892	(f)
Small Business Administration Participation Certificates, 2016-20A 1	2.780%	1/1/36	1,020,000	1,058,633
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	1,506,960	(a)(d)
Total Asset-Backed Securities (Cost — $14,436,973)				14,455,464

			Face Amount†
Collateralized Mortgage Obligations — 10.1%
Banc of America Funding Corp., 2015-R4 6A1	0.593%	8/27/36	502,164	484,745	(a)(f)
Banc of America Funding Corp., 2015-R4 6A2	0.593%	8/27/36	780,000	674,622	(a)(f)
BBCCRE Trust, 2015-GTP D	4.715%	8/10/33	2,480,000	2,474,767	(a)(f)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	2,520,000	2,289,254	(a)(f)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	360,000	343,929	(a)(f)
CFCRE Commercial Mortgage Trust, 2011-C2 B	5.823%	12/15/47	120,000	138,572	(a)(f)
Chevy Chase Mortgage Funding Corp., 2004-2A B1	0.919%	5/25/35	332,905	245,814	(a)(f)
Chevy Chase Mortgage Funding Corp., 2004-3A A1	0.703%	8/25/35	1,310,545	1,169,292	(a)(f)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	0.753%	8/25/35	1,429,994	1,284,592	(a)(f)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	1,570,000	1,062,524	(a)
Citigroup Commercial Mortgage Trust, 2015-GC33 D	3.172%	9/10/58	130,000	84,771
COMM Mortgage Trust, 2013-LC13 E	3.719%	8/10/46	680,000	492,273	(a)(f)
Credit Suisse Mortgage Trust, 2015-10R 3A11	1.250%	10/27/46	4,688,822	1,933,583	(a)(f)
Credit Suisse Mortgage Trust, 2015-10R 3A2	1.250%	10/27/46	3,580,000	2,887,670	(a)(f)
CSAIL Commercial Mortgage Trust, 2015-C2 AS	3.849%	6/15/57	420,000	449,972
CSAIL Commercial Mortgage Trust, 2015-C2 C	4.352%	6/15/57	436,000	402,713	(f)
Extended Stay America Trust, 2013-ESH7 A27	2.958%	12/5/31	434,992	436,817	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3281 AI, IO	5.988%	2/15/37	4,635,889	953,539	(f)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.962%	2/15/38	563,945	39,150	(f)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K720 X1, IO	0.660%	8/25/22	17,477,962	488,801	(f)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K721 X1, IO	0.458%	8/25/22	21,381,466	$390,798	(f)
Federal National Mortgage Association (FNMA), 2006-115 EI, IO	6.187%	12/25/36	4,395,998	1,049,573	(f)
Federal National Mortgage Association (FNMA), 2015-37 ST, IO	5.167%	6/25/45	5,303,429	977,163	(f)
Federal National Mortgage Association (FNMA), 2015-55 IO, IO	1.714%	8/25/55	1,189,940	66,455	(f)
Federal National Mortgage Association (FNMA), 2015-60 SA, IO	5.697%	8/25/45	277,001	64,407	(f)
First Horizon Mortgage Pass-Through Trust, 2005-AR1 B1	2.903%	4/25/35	338,453	251,445	(f)
GE Business Loan Trust, 2007-1A A	0.612%	4/16/35	318,831	292,792	(a)(f)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	3,940,000	2,571,441	(f)
Government National Mortgage Association (GNMA), 2012-034 SA, IO	5.602%	3/20/42	1,226,913	256,759	(f)
Government National Mortgage Association (GNMA), 2012-043 SN, IO	6.158%	4/16/42	712,189	166,777	(f)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.824%	8/16/54	3,081,731	192,274	(f)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	468,570	99,009
Government National Mortgage Association (GNMA), 2015-67 A	2.500%	3/16/50	176,505	180,682
GS Mortgage Securities Trust, 2012-GC6 AS	4.948%	1/10/45	380,000	434,665	(a)
GS Mortgage Securities Trust, 2015-GC30 AS	3.777%	5/10/50	400,000	430,428
GS Mortgage Securities Trust, 2015-GC30 D	3.384%	5/10/50	300,000	197,514
GS Mortgage Securities Trust, 2015-GC34 AAB	3.278%	10/10/48	1,000,000	1,071,330
GS Mortgage Securities Trust, 2015-GC34 D	2.979%	10/10/48	2,890,000	2,006,689
GS Mortgage Securities Trust, 2016-ICE2 E	8.942%	2/15/33	490,000	491,289	(a)(f)
Homestar Mortgage Acceptance Corp., 2004-5 M2	1.123%	10/25/34	728,414	680,491	(f)
Indymac IMSC Mortgage Loan Trust, 2007-HOA1 A22	0.633%	7/25/47	518,908	323,678	(f)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.772%	8/15/48	60,000	61,495	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	3,520,000	2,865,245
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	1,210,000	562,536	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	4.192%	5/15/28	200,000	181,851	(a)(f)
LSTAR Commercial Mortgage Trust, 2015-3 A2	2.729%	4/20/48	230,000	236,016	(a)(f)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	250,000	217,370
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.298%	12/12/49	260,000	233,908	(f)
Morgan Stanley Re-remic Trust, 2014-R4 2B	2.956%	8/26/34	2,778,983	1,957,594	(a)(f)
Morgan Stanley Re-remic Trust, 2015-R3 7A1	1.180%	4/26/47	655,934	640,135	(a)(f)
Morgan Stanley Re-remic Trust, 2015-R3 7A2	1.180%	4/26/47	730,000	627,333	(a)(f)

See Notes to Financial Statements.

18	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Morgan Stanley Re-remic Trust, 2015-R3 9A1	0.706%	4/26/47	461,445	$447,091	(a)(f)
Morgan Stanley Re-remic Trust, 2015-R3 9A2	0.706%	4/26/47	520,000	395,361	(a)(f)
Morgan Stanley Re-remic Trust, 2015-R6 2A1	0.699%	7/26/45	230,176	214,090	(a)(f)
Motel 6 Trust, 2015-MTL6 D	4.532%	2/5/30	270,000	269,785	(a)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	210,000	222,886	(a)(f)
Nomura Resecuritization Trust, 2015-5R 4A1	0.616%	7/26/37	544,528	525,102	(a)(f)
Nomura Resecuritization Trust, 2015-6R 3A1	0.636%	5/26/46	189,490	182,995	(a)(f)
Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2	3.353%	7/25/28	1,260,000	1,300,194	(f)
Towd Point Mortgage Trust, 2015-5 A1B	2.750%	5/25/55	2,793,390	2,835,892	(a)(f)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	273,190	263,583	(a)(c)(f)
Wells Fargo Commercial Mortgage Trust, 2015-C28 AS	3.872%	5/15/48	320,000	346,478
Total Collateralized Mortgage Obligations (Cost — $44,151,068)				45,119,999
Convertible Bonds & Notes — 0.0%
Materials — 0.0%
Chemicals — 0.0%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	80,000	66,800
Metals & Mining — 0.0%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	313,033	109,562	(a)(b)(c)
Total Convertible Bonds & Notes (Cost — $386,941)				176,362
Mortgage-Backed Securities — 17.7%
FHLMC — 4.0%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/11/46	2,700,000	2,843,227	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	6/1/41	697,968	779,732
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	6/1/38	2,797,366	3,058,203
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	3/1/43-3/1/45	1,418,482	1,511,721
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	6/1/43	9,158,801	9,923,970
Total FHLMC				18,116,853
FNMA — 8.5%
Federal National Mortgage Association (FNMA)	3.000%	8/16/31-8/11/46	2,500,000	2,595,625	(j)
Federal National Mortgage Association (FNMA)	3.500%	8/16/31-8/11/46	11,100,000	11,709,503	(j)
Federal National Mortgage Association (FNMA)	4.000%	10/1/40-7/1/45	3,348,779	3,657,779
Federal National Mortgage Association (FNMA)	3.500%	1/1/44-1/1/46	1,798,642	1,906,736
Federal National Mortgage Association (FNMA)	4.000%	7/14/46	7,400,000	7,934,553	(j)
Federal National Mortgage Association (FNMA)	5.000%	7/14/46	2,400,000	2,666,923	(j)
Federal National Mortgage Association (FNMA)	2.500%	8/16/31	400,000	413,242	(j)
Federal National Mortgage Association (FNMA)	4.500%	8/11/46	6,400,000	6,982,967	(j)
Total FNMA				37,867,328

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
GNMA — 5.2%
Government National Mortgage Association (GNMA)	4.500%	7/20/46	200,000	$220,124	(j)
Government National Mortgage Association (GNMA) II	3.500%	9/20/45	3,163,527	3,362,938
Government National Mortgage Association (GNMA) II	3.000%	8/18/46	3,600,000	3,757,008	(j)
Government National Mortgage Association (GNMA) II	3.000%	9/20/45	753,998	789,611
Government National Mortgage Association (GNMA) II	4.000%	9/20/45-11/20/45	6,108,447	6,618,830
Government National Mortgage Association (GNMA) II	3.500%	8/18/46	8,200,000	8,692,320	(j)
Total GNMA				23,440,831
Total Mortgage-Backed Securities (Cost — $78,983,604)				79,425,012
Senior Loans — 2.4%
Consumer Discretionary — 1.3%
Distributors — 0.2%
ABC Supply Co. Inc., Term Loan	3.500%	4/16/20	793,367	794,111	(k)(l)
Diversified Consumer Services — 0.0%
ServiceMaster Co., 2014 Term Loan B	4.250%	7/1/21	188,561	188,825	(k)(l)
Hotels, Restaurants & Leisure — 0.2%
1011778 B.C. Unlimited Liability Co., Term Loan B2	3.750%	12/10/21	416,820	416,646	(k)(l)
Hilton Worldwide Finance LLC, USD Term Loan B2	3.500%	10/26/20	240,000	240,450	(k)(l)
Total Hotels, Restaurants & Leisure				657,096
Media — 0.3%
Charter Communications Operating LLC, 2016 Term Loan I	3.500%	1/24/23	418,950	419,623	(k)(l)
Univision Communications Inc., Term Loan C3	4.000%	3/1/20	69,074	68,734	(k)(l)
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	584,857	581,985	(k)(l)
Ziggo Financing Partnership, USD Term Loan B1	3.652%	1/15/22	22,187	21,711	(k)(l)
Ziggo Financing Partnership, USD Term Loan B2A	3.601-3.652%	1/15/22	14,298	13,991	(k)(l)
Ziggo Financing Partnership, USD Term Loan B3	3.601%	1/15/22	23,515	23,010	(k)(l)
Total Media				1,129,054
Multiline Retail — 0.1%
Dollar Tree Inc., Term Loan B1	3.500%	7/6/22	193,535	193,742	(k)(l)
Neiman Marcus Group Inc., 2020 Term Loan	4.250%	10/25/20	416,853	375,493	(k)(l)
Total Multiline Retail				569,235

See Notes to Financial Statements.

20	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — 0.5%
Academy Ltd., 2015 Term Loan B	5.000%	7/1/22	595,227	$562,737	(k)(l)
CWGS Group LLC, Term Loan	5.750%	2/20/20	299,272	296,654	(k)(l)
Party City Holdings Inc., 2015 Term Loan B	4.250%	8/19/22	416,651	414,047	(k)(l)
PetSmart Inc., Term Loan B1	4.250%	3/11/22	1,071,681	1,069,063	(k)(l)
Total Specialty Retail				2,342,501
Textiles, Apparel & Luxury Goods — 0.0%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	148,125	97,022	(k)(l)
Total Consumer Discretionary				5,777,844
Consumer Staples — 0.1%
Food Products — 0.1%
Maple Holdings Acquisition Corp., USD Term Loan B	5.250%	3/3/23	312,400	313,246	(k)(l)
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Murray Energy Corp., Term Loan B2	7.500%	4/16/20	158,324	116,051	(k)(l)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	145,530	111,694	(k)(l)
Total Energy				227,745
Health Care — 0.3%
Health Care Equipment & Supplies — 0.0%
Immucor Inc., REFI Term Loan B2	5.000%	8/17/18	171,535	161,529	(k)(l)
Health Care Providers & Services — 0.3%
Air Medical Group Holdings Inc., Term Loan B	4.250%	4/28/22	748,256	733,104	(k)(l)
MPH Acquisition Holdings LLC, 2016 Term Loan B	5.000%	6/7/23	220,000	220,904	(k)(l)
Select Medical Corp., Series F Term Loan B	6.000-7.500%	3/3/21	428,925	428,110	(k)(l)
Total Health Care Providers & Services				1,382,118
Total Health Care				1,543,647
Industrials — 0.2%
Air Freight & Logistics — 0.0%
XPO Logistics Inc., Term Loan	5.500%	11/1/21	149,250	149,623	(k)(l)
Airlines — 0.1%
American Airlines Inc., New Term Loan	3.250%	6/27/20	414,750	410,214	(k)(l)
Machinery — 0.1%
Intelligrated Inc., First Lien Term Loan	4.500-6.000%	7/30/18	264,531	263,952	(k)(l)
Total Industrials				823,789
Materials — 0.0%
Metals & Mining — 0.0%
Essar Steel Algoma Inc., Term Loan	7.500%	8/9/19	99,000	24,317	*(h)(k)(l)
FMG Resources (August 2006) Pty Ltd., New Term Loan B	4.250%	6/30/19	60,166	57,722	(k)(l)
Total Materials				82,039

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.1%
Virgin Media Investment Holdings Ltd., USD Term Loan F	3.649%	6/30/23	400,000		$390,572	(k)(l)
Wireless Telecommunication Services — 0.1%
Neptune Finco Corp., 2015 Term Loan B	5.000%	10/9/22	420,000		421,680	(k)(l)
T-Mobile USA Inc., Term Loan B	3.500%	11/9/22	298,500		299,829	(k)(l)
Total Wireless Telecommunication Services					721,509
Total Telecommunication Services					1,112,081
Utilities — 0.2%
Electric Utilities — 0.1%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	217,250		194,439	(k)(l)
Independent Power and Renewable Electricity Producers — 0.1%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	12/19/16	426,974		426,841	(k)(l)
TPF II Power LLC, Term Loan B	5.500-7.000%	10/2/21	159,892		159,767	(k)(l)
Total Independent Power and Renewable Electricity Producers					586,608
Total Utilities					781,047
Total Senior Loans (Cost — $10,912,012)					10,661,438
Sovereign Bonds — 6.6%
Argentina — 0.2%
Republic of Argentina, Senior Notes	6.875%	4/22/21	310,000		331,390	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	210,000		227,535	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	150,000		162,375	(a)
Total Argentina					721,300
Brazil — 0.8%
Federative Republic of Brazil, Notes	10.000%	1/1/23	3,092,000	BRL	883,248
Federative Republic of Brazil, Senior Bonds	5.625%	1/7/41	770,000		750,750
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	350,000		315,875
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	5,681,000	BRL	1,741,536
Total Brazil					3,691,409
China — 0.4%
China Government Bond, Senior Bonds	3.380%	11/21/24	3,000,000	CNY	449,252	(m)
China Government Bond, Senior Bonds	3.390%	5/21/25	1,500,000	CNY	223,844	(m)
China Government Bond, Senior Bonds	3.310%	11/30/25	7,500,000	CNY	1,111,143	(m)
Total China					1,784,239
Colombia — 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	440,000		489,500
Indonesia — 0.2%
Republic of Indonesia, Notes	3.750%	4/25/22	910,000		943,028	(m)

See Notes to Financial Statements.

22	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Mexico — 2.3%
United Mexican States, Senior Bonds	6.500%	6/9/22	62,688,000	MXN	$3,588,994
United Mexican States, Senior Bonds	10.000%	12/5/24	2,000,000	MXN	140,482
United Mexican States, Senior Bonds	7.750%	11/13/42	62,250,000	MXN	3,970,101
United Mexican States, Senior Notes	3.600%	1/30/25	600,000		628,500
United Mexican States, Senior Notes	5.550%	1/21/45	1,540,000		1,849,925
Total Mexico					10,178,002
Peru — 0.1%
Republic of Peru, Senior Bonds	6.550%	3/14/37	20,000		27,050
Republic of Peru, Senior Bonds	5.625%	11/18/50	430,000		534,275
Total Peru					561,325
Poland — 1.6%
Republic of Poland, Bonds	2.000%	4/25/21	840,000	PLN	212,220
Republic of Poland, Bonds	3.250%	7/25/25	11,900,000	PLN	3,120,984
Republic of Poland, Bonds	2.500%	7/25/26	11,680,000	PLN	2,862,140
Republic of Poland, Senior Notes	4.000%	1/22/24	1,010,000		1,092,694
Total Poland					7,288,038
Russia — 0.8%
Russian Federal Bond, Bonds	8.150%	2/3/27	30,090,000	RUB	472,787
Russian Federal Bond, Bonds	7.050%	1/19/28	128,060,000	RUB	1,844,356
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	282,500		345,180	(m)
Russian Foreign Bond-Eurobond, Senior Notes	4.500%	4/4/22	600,000		642,735	(m)
Total Russia					3,305,058
Turkey — 0.1%
Republic of Turkey, Senior Notes	4.875%	4/16/43	600,000		587,685
Total Sovereign Bonds (Cost — $29,779,938)					29,549,584
U.S. Government & Agency Obligations — 25.2%
U.S. Government Obligations — 25.2%
U.S. Treasury Bonds	2.750%	11/15/42	2,000,000		2,200,860
U.S. Treasury Bonds	2.875%	5/15/43	8,830,000		9,932,373
U.S. Treasury Bonds	3.000%	5/15/45	21,900,000		25,180,729
U.S. Treasury Bonds	3.000%	11/15/45	3,120,000		3,587,635
U.S. Treasury Bonds	2.500%	2/15/46	1,820,000		1,895,217
U.S. Treasury Bonds	2.500%	5/15/46	2,600,000		2,709,483
U.S. Treasury Notes	1.625%	6/30/20	25,700,000		26,432,861
U.S. Treasury Notes	1.375%	1/31/21	30,000		30,532
U.S. Treasury Notes	1.500%	2/28/23	4,370,000		4,433,671
U.S. Treasury Notes	1.250%	6/30/23	10,340,000		10,395,743
U.S. Treasury Notes	2.250%	11/15/24	40,000		42,677
U.S. Treasury Notes	2.000%	8/15/25	25,010,000		26,151,081

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	1.625%	5/15/26	60,000	$60,736
Total U.S. Government & Agency Obligations (Cost — $107,774,128)				113,053,598
U.S. Treasury Inflation Protected Securities — 3.9%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	329,969	394,368
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	5,709,302	5,747,029
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	2,887,513	3,121,561
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/17	3,665,275	3,689,327
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	4,228,476	4,456,031
Total U.S. Treasury Inflation Protected Securities (Cost — $16,305,534)				17,408,316

			Shares
Common Stocks — 0.4%
Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
Bossier Casino Venture Holdco Inc.			22,038	206,716	*(c)(d)
Media — 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			1	36,928	*(c)
Total Consumer Discretionary				243,644
Energy — 0.2%
Energy Equipment & Services — 0.2%
KCAD Holdings I Ltd.			108,106,087	789,175	*(c)(d)
Financials — 0.1%
Banks — 0.1%
Citigroup Inc.			6,981	295,925
JPMorgan Chase & Co.			4,380	272,173
Total Financials				568,098
Health Care — 0.0%
Health Care Providers & Services — 0.0%
Physiotherapy Associates Holdings Inc. (Escrow)			3,500	42,035	*(c)(d)
Industrials — 0.0%
Marine — 0.0%
DeepOcean Group Holding AS			33,669	182,520	*(c)(d)
Road & Rail — 0.0%
Jack Cooper Enterprises Inc.			965	0	(c)(d)(i)
Total Industrials				182,520
Materials — 0.0%
Metals & Mining — 0.0%
Mirabela Nickel Ltd.			638,674	0	*(c)(d)(i)
Total Common Stocks (Cost — $2,275,681)				1,825,472

See Notes to Financial Statements.

24	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate		Shares	Value
Preferred Stocks — 0.4%
Financials — 0.4%
Consumer Finance — 0.2%
GMAC Capital Trust I	6.411%		36,969	$917,570	(f)
Diversified Financial Services — 0.2%
Citigroup Capital XIII	7.008%		25,825	673,258	(f)
Total Preferred Stocks (Cost — $1,547,408)				1,590,828

		Expiration Date	Contracts
Purchased Options — 0.0%
U.S. Dollar/Chinese Yuan Renminbi, Call @ 6.78CNY		7/12/16	4,680,000	3,318
U.S. Dollar/Mexican Peso, Put @ 17.54MXN		8/11/16	6,590,000	17,483
U.S. Dollar/Mexican Peso, Put @ 17.57MXN		8/12/16	2,175,000	6,399
Total Purchased Options (Cost — $250,541)				27,200
Total Investments before Short-Term Investments (Cost — $433,774,775)				445,258,127

		Maturity Date	Face Amount†
Short-Term Investments — 8.5%
Repurchase Agreements — 2.3%
Deutsche Bank Securities Inc. repurchase agreement dated 6/30/16; Proceeds at maturity — $10,000,097; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/17; Market value — $10,200,000) (Cost — $10,000,000)	0.350%	7/1/16	10,000,000	10,000,000

			Shares
Money Market Funds — 6.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $27,807,689)	0.238%		27,807,689	27,807,689
Total Short-Term Investments (Cost — $37,807,689)				37,807,689
Total Investments — 107.9% (Cost — $471,582,464#)				483,065,816
Liabilities in Excess of Other Assets — (7.9)%				(35,311,249)
Total Net Assets — 100.0%				$447,754,567

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Illiquid security.

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Western Asset Core Plus VIT Portfolio

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(e)	The maturity principal is currently in default as of June 30, 2016.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	The coupon payment on these securities is currently in default as of June 30, 2016.

(i)	Value is less than $1.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2016, the Fund held TBA securities with a total cost of $47,700,218 (See Note 1).

(k)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
CNY	— Chinese Yuan Renminbi
DIP	— Debtor-in-Possession
GBP	— British Pound
IO	— Interest Only
MXN	— Mexican Peso
PLN	— Polish Zloty
REFI	— Refinancing
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Security	Rate	Maturity Date	Face Amount†	Value
Securities Sold Short‡
Mortgage-Backed Securities — (0.7)%
GNMA — (0.7)%
Government National Mortgage Association (GNMA) II (Proceeds — $(3,288,180))	3.500%	7/20/46	$(3,100,000)	$(3,290,481)	(a)

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Percentages indicated are based on net assets.

(a)	This security is traded on a to-be-announced (TBA) basis and is part of a mortgage dollar roll agreement (See Note 1).

See Notes to Financial Statements.

26	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
U.S. Treasury 10-Year Notes Futures, Call	7/1/16	$132.25	11	$8,422
U.S. Treasury 10-Year Notes Futures, Call	7/22/16	133.50	29	12,688
U.S. Treasury Long-Term Bonds Futures, Call	7/22/16	178.00	26	10,156
Total Written Options (Premiums received — $30,223)				$31,266

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	27

Statement of assets and liabilities (unaudited)

June 30, 2016

Assets:
Investments, at value (Cost — $471,582,464)	$483,065,816
Foreign currency, at value (Cost — $807,167)	810,848
Cash	12,381
Receivable for securities sold	50,747,990
Interest receivable	2,900,786
Unrealized appreciation on forward foreign currency contracts	1,592,687
Deposits with brokers for centrally cleared swap contracts	1,047,019
Deposits with brokers for open futures contracts	710,960
Foreign currency collateral for open futures contracts, at value (Cost — $510,496)	505,449
Receivable for Portfolio shares sold	355,265
Receivable from broker — variation margin on centrally cleared swaps	63,112
Deposits with brokers for written options	26,120
Paydown receivable	25,954
Receivable for open OTC swap contracts	166
Prepaid expenses	3,109
Total Assets	541,867,662

Liabilities:
Payable for securities purchased	84,511,328
Payable for Portfolio shares repurchased	4,746,369
Investments sold short, at value (proceeds received — $3,288,180)	3,290,481
Unrealized depreciation on forward foreign currency contracts	1,066,491
Investment management fee payable	164,016
Payable to broker — variation margin on open futures contracts	130,658
Service and/or distribution fees payable	75,537
OTC swaps, at value (premiums received — $80,149)	42,422
Written options, at value (premiums received — $30,223)	31,266
Trustees’ fees payable	888
Accrued expenses	53,639
Total Liabilities	94,113,095
Total Net Assets	$447,754,567

Net Assets:
Par value (Note 7)	$758
Paid-in capital in excess of par value	456,982,170
Undistributed net investment income	4,221,794
Accumulated net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions	(23,176,431)
Net unrealized appreciation on investments, futures contracts, written options, short sales, swap contracts and foreign currencies	9,726,276
Total Net Assets	$447,754,567

See Notes to Financial Statements.

28	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

Net Assets:
Class I	$76,810,530
Class II	$370,944,037

Shares Outstanding:
Class I	12,985,130
Class II	62,838,443

Net Asset Value:
Class I	$5.92
Class II	$5.90

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	29

Statement of operations (unaudited)

For the Six Months Ended June 30, 2016

Investment Income:
Interest	$6,865,463
Dividends	60,609
Total Investment Income	6,926,072

Expenses:
Investment management fee (Note 2)	969,974
Service and/or distribution fees (Notes 2 and 5)	444,369
Shareholder reports	24,617
Fund accounting fees	21,015
Audit and tax fees	20,027
Legal fees	15,533
Custody fees	7,922
Trustees’ fees	3,787
Commitment fees (Note 8)	2,505
Insurance	1,077
Transfer agent fees (Note 5)	441
Miscellaneous expenses	6,007
Total Expenses	1,517,274
Net Investment Income	5,408,798

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Short Sales, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	2,813,355
Futures contracts	31,010
Written options	625,207
Swap contracts	(366,106)
Foreign currency transactions	(185,423)
Net Realized Gain	2,918,043
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	20,844,086
Futures contracts	(745,564)
Written options	(78,808)
Securities sold short	(2,301)
Swap contracts	(2,205,629)
Foreign currencies	(402,703)
Change in Net Unrealized Appreciation (Depreciation)	17,409,081
Net Gain on Investments, Futures Contracts, Written Options, Short Sales, Swap Contracts and Foreign Currency Transactions	20,327,124
Increase in Net Assets From Operations	$25,735,922

See Notes to Financial Statements.

30	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2016 (unaudited) and the Year Ended December 31, 2015	2016	2015

Operations:
Net investment income	$5,408,798	$4,977,843
Net realized gain (loss)	2,918,043	(2,435,546)
Change in net unrealized appreciation (depreciation)	17,409,081	(3,660,685)
Increase (Decrease) in Net Assets From Operations	25,735,922	(1,118,388)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(650,033)	(5,270,109)
Decrease in Net Assets From Distributions to Shareholders	(650,033)	(5,270,109)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	37,671,022	363,297,427
Reinvestment of distributions	650,033	5,270,109
Cost of shares repurchased	(40,227,044)	(28,007,716)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	(1,905,989)	340,559,820
Increase in Net Assets	23,179,900	334,171,323

Net Assets:
Beginning of period	424,574,667	90,403,344
End of period*	$447,754,567	$424,574,667
*Includes undistributed (overdistributed) net investment income, respectively, of:	$4,221,794	$(536,971)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	31

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2016[2,3]	2015[2]	2014[2]	2013[2]	2012[2]	2011

Net asset value, beginning of period	$5.58	$5.60	$6.08	$6.00	$5.54	$5.95

Income (loss) from operations:
Net investment income	0.08	0.22	0.41	0.44	0.47	0.55
Net realized and unrealized gain (loss)	0.27	(0.15)	(0.43)	0.11	0.52	(0.41)
Total income (loss) from operations	0.35	0.07	(0.02)	0.55	0.99	0.14

Less distributions from:
Net investment income	(0.01)	(0.09)	(0.46)	(0.47)	(0.53)	(0.55)
Total distributions	(0.01)	(0.09)	(0.46)	(0.47)	(0.53)	(0.55)

Net asset value, end of period	$5.92	$5.58	$5.60	$6.08	$6.00	$5.54
Total return[4]	6.25%	1.20%	(0.33)%	9.21%	17.88%	2.40%

Net assets, end of period (millions)	$77	$77	$90	$108	$120	$126

Ratios to average net assets:
Gross expenses	0.50%[5]	0.65%	0.75%	0.74%	0.72%	0.68%
Net expenses[6]	0.50 [5]	0.60 [7]	0.75	0.74	0.72	0.68
Net investment income	2.71 [5]	3.79	6.54	6.97	7.86	8.01

Portfolio turnover rate	69%[8]	185%[8]	68%	75%	76%	68%

[1]	In April 2015, the Portfolio’s outstanding class of shares, which was previously unnamed, became known as Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2016 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective April 15, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.54%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to April 15, 2015, the expense limitation was 1.00%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 168% for the six months ended June 30, 2016 and 417% for the year ended December 31, 2015.

See Notes to Financial Statements.

32	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2016[2]	2015[3]

Net asset value, beginning of period	$5.57	$5.77

Income (loss) from operations:
Net investment income	0.07	0.08
Net realized and unrealized gain (loss)	0.27	(0.20)
Total income (loss) from operations	0.34	(0.12)

Less distributions from:
Net investment income	(0.01)	(0.08)
Total distributions	(0.01)	(0.08)

Net asset value, end of period	$5.90	$5.57
Total return[4]	5.89%	(1.85)%

Net assets, end of period (millions)	$371	$348

Ratios to average net assets:
Gross expenses[5]	0.75%	0.76%
Net expenses[5,6]	0.75	0.71 [7]
Net investment income[5]	2.47	2.05

Portfolio turnover rate[8]	69%	185%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	For the period May 1, 2015 (inception date) to December 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 0.79%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 168% for the six months ended June 30, 2016 and 417% for the year ended December 31, 2015.

[9]	For the year ended December 31, 2015.

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	33

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

34	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$13,803,422	$460,981		$14,264,403
Financials	—	44,638,587	2,092,751		46,731,338
Materials	—	6,375,928	0	*	6,375,928
Other corporate bonds & notes	—	64,593,185	—		64,593,185
Asset-backed securities	—	12,707,879	1,747,585		14,455,464
Collateralized mortgage obligations	—	45,119,999	—		45,119,999
Convertible bonds & notes	—	176,362	—		176,362
Mortgage-backed securities	—	79,425,012	—		79,425,012
Senior loans:
Consumer discretionary	—	5,680,822	97,022		5,777,844
Energy	—	116,051	111,694		227,745
Health care	—	1,115,537	428,110		1,543,647
Utilities	—	586,608	194,439		781,047
Other senior loans	—	2,331,155	—		2,331,155
Sovereign bonds	—	29,549,584	—		29,549,584
U.S. government & agency obligations	—	113,053,598	—		113,053,598
U.S. Treasury inflation protected securities	—	17,408,316	—		17,408,316
Common stocks:
Consumer discretionary	—	—	243,644		243,644
Energy	—	—	789,175		789,175
Financials	$568,098	—	—		568,098
Health care	—	—	42,035		42,035
Industrials	—	—	182,520		182,520
Materials	—	—	0	*	0	*
Preferred stocks	1,590,828	—	—		1,590,828
Purchased options	—	27,200	—		27,200
Total long-term investments	$2,158,926	$436,709,245	$6,389,956		$445,258,127

36	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†:
Repurchase agreements	—	$10,000,000	—	$10,000,000
Money market funds	$27,807,689	—	—	27,807,689
Total short-term investments	$27,807,689	$10,000,000	—	$37,807,689
Total investments	$29,966,615	$446,709,245	$6,389,956	$483,065,816
Other financial instruments:
Forward foreign currency contracts	—	$1,592,687	—	$1,592,687
Futures contracts	$2,681,772	—	—	2,681,772
Centrally cleared credit default swaps on credit indices — sell protection	—	16,792	—	16,792
Centrally cleared interest rate swaps	—	64,330	—	64,330
Total other financial instruments	$2,681,772	$1,673,809	—	$4,355,581
Total	$32,648,387	$448,383,054	$6,389,956	$487,421,397

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$31,266	—	—	$31,266
Forward foreign currency contracts	—	$1,066,491	—	1,066,491
Securities sold short	—	3,290,481	—	3,290,481
Futures contracts	2,845,123	—	—	2,845,123
Centrally cleared interest rate swaps	—	2,245,980	—	2,245,980
OTC credit default swaps on sovereign issues — sell protection‡	—	42,422	—	42,422
Total	$2,876,389	$6,645,374	—	$9,521,763

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds & Notes
Investments in Securities	Consumer Discretionary	Financials	Materials		Asset-Backed Securities	Collateralized Mortgage Obligations	Mortgage-Backed Securities
Balance as of December 31, 2015	$443,083	$2,341,030	$0	*	$1,756,960	$296,288	$205,875
Accrued premiums/discounts	4,273	1,579	—		—	12,675	—
Realized gain (loss)[1]	960	(737)	—		—	—	—
Change in unrealized appreciation (depreciation)[2]	28,735	(237,482)	—		(9,375)	324,792	—
Purchases	23,038	—	—		—	1,655,500	—
Sales	(39,108)	(11,639)	—		—	—	(205,875)
Transfers into Level 3	—	—	—		—	—	—
Transfers out of Level 3[3]	—	—	—		—	(2,289,255)	—
Balance as of June 30, 2016	$460,981	$2,092,751	$0	*	$1,747,585	—	—
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016[2]	$28,735	$(237,482)	—		$(9,375)	—	—

	Senior Loans
Investments in Securities (cont’d)	Consumer Discretionary	Energy	Health Care	Industrials	Utilities
Balance as of December 31, 2015	$101,235	$91,416	—	$260,580	$180,139
Accrued premiums/discounts	1,074	264	$454	164	257
Realized gain (loss)[1]	60	15	20	4	19
Change in unrealized appreciation (depreciation)[2]	(4,597)	20,735	7,311	4,571	15,124
Purchases	—	—	421,400	—	—
Sales	(750)	(736)	(1,075)	(1,367)	(1,100)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3[3]	—	—	—	(263,952)	—
Balance as of June 30, 2016	$97,022	$111,694	$428,110	—	$194,439
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016[2]	$(4,597)	$20,735	$7,311	—	$15,124

38	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

	Common Stocks
Investments in Securities (cont’d)	Consumer Discretionary	Energy	Health Care	Industrials	Materials		Total
Balance as of December 31, 2015	$30,920	$379,561	$290,500	$157,210	$38,628		$6,573,425
Accrued premiums/discounts	—	—	—	—	—		20,740
Realized gain (loss)[1]	—	—	102,936	—	—		103,277
Change in unrealized appreciation (depreciation)[2]	212,724	409,614	2,403	25,310	(38,628)		761,237
Purchases	—	—	28,153	—	—		2,128,091
Sales	—	—	(381,957)	—	—		(643,607)
Transfers into Level 3	—	—	—	—	—		—
Transfers out of Level 3[3]	—	—	—	—	—		(2,553,207)
Balance as of June 30, 2016	$243,644	$789,175	$42,035	$182,520	$0	*	$6,389,956
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2016[2]	$212,724	$409,614	$13,882	$25,310	$(38,628)		$443,353

The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

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Notes to financial statements (unaudited) (cont’d)

(c) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage dollar rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Portfolio executes its mortgage dollar rolls entirely in the TBA market, whereby the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

40	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(h) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Portfolio has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP

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Notes to financial statements (unaudited) (cont’d)

becomes the ultimate counterparty of the swap agreement. The Portfolio is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.

The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2016, the total notional value of all credit default swaps to sell protection was $5,546,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Portfolio bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2016, see Note 4.

Credit default swaps

The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of

42	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the protection seller, the Portfolio’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Portfolio enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows

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Notes to financial statements (unaudited) (cont’d)

based on a notional principal amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Portfolio records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

(i) Purchased options. When the Portfolio purchases an option, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Portfolio realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(j) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of

44	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(k) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(l) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Portfolio. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(m) Swaptions. The Portfolio purchases or writes swaptions to manage exposure to an underlying instrument. The Portfolio may also purchase or write swaptions to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Portfolio represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Portfolio represent an option that gives the Portfolio the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

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Notes to financial statements (unaudited) (cont’d)

When the Portfolio writes a swaption, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Portfolio realizes a gain equal to the amount of the premium received.

When the Portfolio purchases a swaption, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Portfolio realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(n) Stripped securities. The Portfolio may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.

(o) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

46	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

(p) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(q) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

The Portfolio has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related con-

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Notes to financial statements (unaudited) (cont’d)

tingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2016, the Portfolio held written options, forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $1,140,179. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties. As of June 30, 2016, the Portfolio had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $26,120, which could be used to reduce the required payment.

(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(t) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(u) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

48	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

(v) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(w) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(x) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd. in Japan (“Western Japan”) are the Portfolio’s subadvisers. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement the Portfolio pays a management fee at an annual rate of 0.45% of the first $500 million, 0.425% of the next $500 million and 0.40% of assets over $1 billion of its average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. Western Asset Limited, Western Asset Japan and Western Asset Singapore provide certain subadvisory services related to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset Limited, Western Singapore and Western Japan a subadvisory fee of 0.30% on the assets managed by Western Asset Limited, Western Singapore and Western Japan.

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.54% and 0.79%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$60,640,573	$665,597,946
Sales	25,982,626	697,996,572

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,947,867
Gross unrealized depreciation	(5,464,515)
Net unrealized appreciation	$11,483,352

At June 30, 2016, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	106	3/17	$26,185,107	$26,315,825	$130,718
U.S. Treasury 2-Year Notes	1	9/16	217,800	219,328	1,528
U.S. Treasury 5-Year Notes	1,275	9/16	153,209,655	155,759,181	2,549,526
					2,681,772

50	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
90-Day Eurodollar	699	12/16	$173,167,849	$173,570,438	$(402,589)
90-Day Eurodollar	85	12/17	20,928,049	21,074,688	(146,639)
Euro-Bund	65	9/16	11,802,203	12,054,990	(252,787)
Japanese 10-Year Bonds	4	9/16	5,885,022	5,923,401	(38,379)
U.S. Treasury 10-Year Notes	299	9/16	38,784,310	39,762,329	(978,019)
U.S. Treasury 10-Year Ultra Long-Term Bonds	71	9/16	9,964,097	10,342,703	(378,606)
U.S. Treasury Long-Term Bonds	30	9/16	4,892,043	5,170,312	(278,269)
U.S. Treasury Ultra Long-Term Bonds	45	9/16	8,017,040	8,386,875	(369,835)
					(2,845,123)
Net unrealized depreciation on open futures contracts					$(163,351)

During the six months ended June 30, 2016, written option transactions for the Portfolio were as follows:

	Number of Contracts/ Notional Amount	Premiums
Written options, outstanding as of December 31, 2015	2,071,076	$244,882
Options written	10,446,791	877,895
Options closed	(1,396)	(593,665)
Options exercised	—	—
Options expired	(12,516,405)	(498,889)
Written options, outstanding as of June 30, 2016	66	$30,223

At June 30, 2016, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	7,680,176	USD	8,524,036	Barclays Bank PLC	7/1/16	$(961)
USD	8,717,000	EUR	7,680,176	Barclays Bank PLC	7/1/16	193,926
BRL	4,068,750	USD	1,191,016	Bank of America N.A.	7/14/16	72,146
INR	289,220,000	USD	4,306,112	Bank of America N.A.	7/14/16	(27,775)
JPY	259,458,305	USD	2,372,385	Bank of America N.A.	7/14/16	140,828
MXN	7,460,000	USD	422,735	Bank of America N.A.	7/14/16	(15,038)
USD	1,156,719	CNY	7,510,000	Bank of America N.A.	7/14/16	26,698
USD	6,849,260	EUR	6,004,278	Bank of America N.A.	7/14/16	183,953
USD	2,292,694	JPY	252,750,000	Bank of America N.A.	7/14/16	(155,541)
USD	2,440,330	JPY	259,458,305	Bank of America N.A.	7/14/16	(72,884)
USD	213,833	MXN	3,766,234	Bank of America N.A.	7/14/16	8,004
BRL	3,306,000	USD	906,793	Barclays Bank PLC	7/14/16	119,569
EUR	10,920,000	USD	12,123,985	Barclays Bank PLC	7/14/16	(1,768)
GBP	735,000	USD	1,049,137	Barclays Bank PLC	7/14/16	(70,619)
GBP	588,000	USD	793,771	Barclays Bank PLC	7/14/16	(10,957)
USD	2,186,376	BRL	8,085,000	Barclays Bank PLC	7/14/16	(323,649)

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,481,126	CNY	42,150,000	Barclays Bank PLC	7/14/16	$138,860
USD	1,539,983	EUR	1,348,451	Barclays Bank PLC	7/14/16	43,076
USD	8,527,607	EUR	7,680,176	Barclays Bank PLC	7/14/16	1,896
USD	1,106,213	GBP	760,000	Barclays Bank PLC	7/14/16	94,413
USD	2,204,086	PLN	8,280,000	Barclays Bank PLC	7/14/16	105,843
USD	4,496,330	SGD	6,110,000	Barclays Bank PLC	7/14/16	(39,117)
CNY	146,000	USD	22,375	Citibank N.A.	7/14/16	(407)
JPY	88,814,000	USD	824,857	Citibank N.A.	7/14/16	35,430
SGD	270,000	USD	199,527	Citibank N.A.	7/14/16	894
USD	897	CAD	1,125	Citibank N.A.	7/14/16	26
USD	2,837,206	CNY	18,500,000	Citibank N.A.	7/14/16	53,530
USD	728,756	EUR	637,847	Citibank N.A.	7/14/16	20,687
USD	4,566,306	JPY	506,270,956	Citibank N.A.	7/14/16	(337,631)
USD	2,307,062	GBP	1,588,000	Bank of America N.A.	8/12/16	192,334
USD	3,755,331	EUR	3,275,332	Citibank N.A.	8/12/16	115,547
USD	34,138	EUR	30,000	Citibank N.A.	8/12/16	799
USD	34,179	EUR	30,000	Citibank N.A.	8/12/16	840
USD	33,885	EUR	30,000	Citibank N.A.	8/12/16	547
USD	52,087	EUR	47,001	Citibank N.A.	8/12/16	(143)
USD	2,165,551	MXN	39,144,600	Barclays Bank PLC	8/15/16	32,795
USD	750,000	MXN	13,582,500	Bank of America N.A.	8/16/16	10,046
MXN	13,582,500	USD	749,954	Barclays Bank PLC	8/16/16	(10,001)
Total						$526,196

Abbreviations used in this table:
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PLN	— Polish Zloty
SGD	— Singapore Dollar
USD	— United States Dollar

52	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

At June 30, 2016, the Portfolio had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Central Counterparty	Notional Amount	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Chicago Mercantile Exchange	$7,100,000	6/13/21	1.185% semi-annually	3-Month LIBOR-BBA	—	$64,330
Chicago Mercantile Exchange	3,600,000	8/31/22	1.897% semi-annually	3-Month LIBOR-BBA	—	(171,349)
Chicago Mercantile Exchange	36,704,000	11/30/22	1.900% semi-annually	3-Month LIBOR-BBA	—	(1,761,699)
Chicago Mercantile Exchange	7,080,000	6/13/26	1.573% semi-annually	3-Month LIBOR-BBA	$998	(119,747)
Chicago Mercantile Exchange	1,056,000	2/15/41	2.720% semi-annually	3-Month LIBOR-BBA	(1,824)	(193,185)
Total	$55,540,000				$(826)	$(2,181,650)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Central Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Chicago Mercantile Exchange (Markit CDX.NA.HY.26 Index)	$240,000	6/20/21	5.000% quarterly	$7,725	$6,576	$1,149
Chicago Mercantile Exchange (Markit CDX.NA.IG.25 Index)	4,760,000	12/20/20	1.000% quarterly	37,543	21,900	15,643
Total	$5,000,000			$45,268	$28,476	$16,792

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2016[4]	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Barclays Capital Inc. (Federative Republic of Brazil, 4.250%, due 1/7/25)	$154,000	12/20/20	2.85%	1.000% quarterly	$(11,965)	$(22,704)	$10,739
Barclays Capital Inc. (Federative Republic of Brazil, 4.250%, due 1/7/25)	392,000	12/20/20	2.85%	1.000% quarterly	(30,457)	(57,445)	26,988
Total	$546,000				$(42,422)	$(80,149)	$37,727

[1]

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2016.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	—	$27,200	—	$27,200
Futures contracts[3]	$2,681,772	—	—	2,681,772
Centrally cleared swap contracts[4]	64,330	—	$16,792	81,122
Forward foreign currency contracts	—	1,592,687	—	1,592,687
Total	$2,746,102	$1,619,887	$16,792	$4,382,781

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$31,266	—	—	$31,266
Futures contracts[3]	2,845,123	—	—	2,845,123
OTC swap contracts[5]	—	—	$42,422	42,422
Centrally cleared swap contracts[4]	2,245,980	—	—	2,245,980
Forward foreign currency contracts	—	$1,066,491	—	1,066,491
Total	$5,122,369	$1,066,491	$42,422	$6,231,282

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[5]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

54	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(887,331)	$(369,765)	$(21,019)	$(1,278,115)
Written options	452,214	172,993	—	625,207
Futures contracts	31,010	—	—	31,010
Swap contracts	(490,389)	—	124,283	(366,106)
Forward foreign currency contracts[2]	—	(226,946)	—	(226,946)
Total	$(894,496)	$(423,718)	$103,264	$(1,214,950)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

[2]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(91,651)	$(223,341)	$18,682	$(296,310)
Written options	(64,183)	(14,625)	—	(78,808)
Futures contracts	(745,564)	—	—	(745,564)
Swap contracts	(2,290,099)	—	84,470	(2,205,629)
Forward foreign currency contracts[2]	—	(427,768)	—	(427,768)
Total	$(3,191,497)	$(665,734)	$103,152	$(3,754,079)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

[2]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the six months ended June 30, 2016, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Purchased options	$249,839
Written options	128,693
Futures contracts (to buy)	108,628,098
Futures contracts (to sell)	283,779,521
Forward foreign currency contracts (to buy)	13,304,990
Forward foreign currency contracts (to sell)	46,360,231

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

Average Notional Balance
Interest rate swap contracts	$424,491,429
Credit default swap contracts (to sell protection)	8,021,143

The following table presents by financial instrument, the Portfolio’s derivative assets net of the related collateral received by the Portfolio at June 30, 2016:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$27,200	—	$27,200
Centrally cleared swap contracts[3]	63,112	—	63,112
Forward foreign currency contracts	1,592,687	—	1,592,687
Total	$1,682,999	—	$1,682,999

The following table presents by financial instrument, the Portfolio’s derivative liabilities net of the related collateral pledged by the Portfolio at June 30, 2016:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[4,5]	Net Amount
Written options	$31,266	$(26,120)	$5,146
Futures contracts[3]	130,658	(130,658)	—
OTC swap contracts	42,422	—	42,422
Forward foreign currency contracts	1,066,491	—	1,066,491
Total	$1,270,837	$(156,778)	$1,114,059

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

[4]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[5]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of Class II shares. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$190
Class II	$444,369	251
Total	$444,369	$441

56	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Net Investment Income:
Class I	$111,135	$1,211,169	[1]
Class II	538,898	4,058,940	[2]
Total	$650,033	$5,270,109

[1]	In April 2015, the Portfolio’s outstanding class of shares, which was previously unnamed, became known as Class I shares.

[2]	For the period May 1, 2015 (inception date) to December 31, 2015.

7. Shares of beneficial interest

At June 30, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares		Amount
Class I
Shares sold	211,170	$1,232,156	137,573	[1]	$780,043	[1]
Shares issued on reinvestment	18,997	111,135	215,986	[1]	1,211,169	[1]
Shares repurchased	(1,024,559)	(5,838,454)	(2,731,372)	[1]	(15,552,446)	[1]
Net decrease	(794,392)	$(4,495,163)	(2,377,813)	[1]	$(13,561,234)	[1]

Class II
Shares sold	6,374,235	$36,438,866	63,847,133	[2]	$362,517,384	[2]
Shares issued on reinvestment	92,435	538,898	726,080	[2]	4,058,940	[2]
Shares repurchased	(6,001,875)	(34,388,590)	(2,199,565)	[2]	(12,455,270)	[2]
Net increase	464,795	$2,589,174	62,373,648	[2]	$354,121,054	[2]

[1]	In April 2015, the Portfolio’s outstanding class of shares, which was previously unnamed, became known as Class I shares.

[2]	For the period May 1, 2015 (inception date) to December 31, 2015.

8. Redemption facility

Effective November 24, 2015, the Portfolio and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 22, 2016. Any borrowings under the

Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2016, the Portfolio incurred a commitment fee in the amount of $2,505. The Portfolio did not utilize the Redemption Facility during the six months ended June 30, 2016.

9. Capital loss carryforward

As of December 31, 2015, the Portfolio had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2016	$(20,466,624)
12/31/2018	(3,098,143)
$(23,564,767)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $1,437,683, which have no expiration date, must be used first to offset any such gains.

58	Western Asset Core Plus VIT Portfolio 2016 Semi-Annual Report

Western Asset

Core Plus VIT Portfolio

Trustees

Elliott J. Berv

Chair

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP 345 Park Avenue New York, NY 10154

Western Asset Core Plus VIT Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.

Western Asset Core Plus VIT Portfolio

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolio at 1-887-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-887-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus VIT Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

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Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04231 8/16 SR16-2837

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016